Debt - Debt Outstanding Matures on Calendar Year Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Line Items]
Debt outstanding maturities 2013	$ 3,096
Debt outstanding maturities 2014	3,236
Debt outstanding maturities 2015	356,036
Debt outstanding maturities 2016	1,236
Debt outstanding maturities 2017	778,942
Debt outstanding maturities Thereafter	1,314,828
Total debt	2,457,374	1,309,087
Contractual Maturity
Debt Disclosure [Line Items]
Debt outstanding maturities 2014	65
Debt outstanding maturities 2015	350,000
Debt outstanding maturities 2017	777,706
Debt outstanding maturities Thereafter	1,305,793
Total debt	2,433,564
Capital Lease Obligations
Debt Disclosure [Line Items]
Debt outstanding maturities 2013	3,096
Debt outstanding maturities 2014	3,171
Debt outstanding maturities 2015	6,036
Debt outstanding maturities 2016	1,236
Debt outstanding maturities 2017	1,236
Debt outstanding maturities Thereafter	9,035
Total debt	$ 23,810